Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets:
Precious metals	$ 3,543	$ 3,622	$ 3,191
Trading assets
Loans	13,104	13,161	14,334
Securities	103,125	93,047	85,474
Other	911	748	454
Derivative financial instruments
Derivative Financial Assets	31,358	32,161	37,558
Liabilities:
Deposits	712,282	690,879	676,534
Financial liabilities designated at fair value through profit or loss	10,919	9,907	8,188
Obligations related to securities sold short	29,957	31,621	32,087
Derivative financial instruments
Derivative Financial Liabilities	33,176	35,970	37,967
Recurring fair value measurement [member]
Assets:
Precious metals	3,543	3,622	3,191
Trading assets
Assets	120,683	110,578	103,453
Financial assets designated at fair value through profit or loss	14	14	12
Investment securities
Investment securities	61,214	57,335	57,653
Derivative financial instruments
Derivative Financial Assets	31,358	32,161	37,558
Liabilities:
Deposits	(51)	(205)	(401)
Financial liabilities designated at fair value through profit or loss	10,919	9,907	8,188
Obligations related to securities sold short	29,957	31,621	32,087
Derivative financial instruments
Derivative Financial Liabilities	33,176	35,970	37,967
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	10,600	10,793	11,086
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	16,503	18,189	20,537
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	3,496	3,686	2,946
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	56	58	70
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,521	3,244	3,328
Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans	13,104	13,161	14,334
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	15,303	14,340	13,003
Investment securities
Investment securities	8,915	7,832	8,891
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities	6,892	10,043	10,159
Investment securities
Investment securities	3,004	3,528	4,352
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities	10,974	9,070	7,164
Investment securities
Investment securities	22,705	20,691	19,141
Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	6,640	5,229	6,443
Investment securities
Investment securities	18,846	19,688	19,990
Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	9,732	9,574	9,005
Investment securities
Investment securities	1,902	2,191	2,563
Recurring fair value measurement [member] | Income funds [member]
Trading assets
Securities	35	31	29
Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	53,549	44,760	39,671
Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other	911	748	454
Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities	3,787	1,600	906
Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	2,055	1,805	1,810
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	10,488	9,980	9,039
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	16,775	18,771	22,202
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	1,670	801	2,361
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets	189	307	349
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	2,236	2,302	3,607
Level 1 [member] | Recurring fair value measurement [member]
Trading assets
Assets	82,060	69,921	64,776
Financial assets designated at fair value through profit or loss	14	14	12
Investment securities
Investment securities	38,294	36,531	37,238
Derivative financial instruments
Derivative Financial Assets	788	646	894
Liabilities:
Obligations related to securities sold short	25,327	26,434	24,563
Derivative financial instruments
Derivative Financial Liabilities	866	996	1,091
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	1	3
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	865	967	1,057
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities		26	34
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	13,514	12,497	13,003
Investment securities
Investment securities	6,350	5,186	6,373
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Investment securities
Investment securities	241	237	366
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities	10,974	9,070	7,164
Investment securities
Investment securities	22,198	20,218	18,472
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	3,793	3,068	4,610
Investment securities
Investment securities	8,284	9,827	10,457
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	3	8	3
Investment securities
Investment securities	188	230	732
Level 1 [member] | Recurring fair value measurement [member] | Income funds [member]
Trading assets
Securities	35	31	29
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	52,830	44,499	39,513
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other	911	748	454
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	1,033	833	838
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	2		5
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	778	578	797
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	8	68	92
Level 2 [member] | Recurring fair value measurement [member]
Assets:
Precious metals	3,504	3,608	3,175
Trading assets
Assets	38,569	40,625	38,643
Investment securities
Investment securities	22,097	20,055	19,645
Derivative financial instruments
Derivative Financial Assets	30,539	31,467	36,544
Liabilities:
Deposits	(51)	(205)	(401)
Financial liabilities designated at fair value through profit or loss	10,919	9,907	8,188
Obligations related to securities sold short	4,630	5,187	7,524
Derivative financial instruments
Derivative Financial Liabilities	32,288	34,935	36,797
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	10,580	10,761	11,012
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	16,502	18,186	20,537
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,629	2,712	1,884
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	56	58	70
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,521	3,218	3,294
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans	13,104	13,161	14,334
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	1,789	1,843
Investment securities
Investment securities	2,565	2,646	2,518
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities	6,892	10,043	10,159
Investment securities
Investment securities	2,763	3,291	3,986
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Investment securities
Investment securities	507	473	669
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	2,847	2,161	1,833
Investment securities
Investment securities	10,531	9,830	9,485
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	9,714	9,548	8,984
Investment securities
Investment securities	1,698	1,944	1,818
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	719	261	158
Level 2 [member] | Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities	3,787	1,600	906
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	246	271	263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	10,459	9,934	8,927
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	16,773	18,771	22,197
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	890	221	1,556
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets	189	307	349
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	2,228	2,234	3,515
Level 3 [member] | Recurring fair value measurement [member]
Assets:
Precious metals	39	14	16
Trading assets
Assets	54	32	34
Investment securities
Investment securities	823	749	770
Derivative financial instruments
Derivative Financial Assets	31	48	120
Derivative financial instruments
Derivative Financial Liabilities	22	39	79
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	20	32	74
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2	7	5
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Investment securities
Investment securities	31	31	48
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	15	18	18
Investment securities
Investment securities	16	17	13
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	776	701	709
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	29	46	112
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	$ 2	$ 2	$ 8